Right-of-use assets	12 Months Ended
Mar. 31, 2020
Disclosure of Right of use assets [Abstract]
Right-of-use assets
5.
Right-of-use
assets

	Category of RoU asset
	Land		Buildings		Plant and machinery *		Vehicles		Total
Gross carrying value:
As at April 1, 2019	₹	2,003	₹	11,502	₹	2,941	₹	649	₹	17,095
Additions		—		3,520		1,210		219		4,949
Additions through Business combinations		—		364		—		—		364
Disposals		—		(41)		(47)		(59)		(147)
Translation adjustment		—		279		132		17		428

As at March 31, 2020	₹	2,003	₹	15,624	₹	4,236	₹	826	₹	22,689

Accumulated depreciation:
Depreciation	₹	27	₹	3,884	₹	1,731	₹	269	₹	5,911
Disposals		—		(18)		(47)		(10)		(75)
Translation adjustment		—		62		37		6		105

As at March 31, 2020	₹	27	₹	3,928	₹	1,721	₹	265	₹	5,941

Net carrying value as at March 31, 2020									₹	16,748

*	Includes computer equipment.